Share-based payments - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2025 GBP (£) shares year	Dec. 31, 2024 GBP (£) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions | £	£ 15	£ 10
Sharesave
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	4,323,541	828,340
Sharesave | Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	3
Expected volatility	29.04%
Risk free interest rates	3.47%
Pure dividend yield rates	1.99%
Repo rates	(0.60%)
Sharesave | Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life | year	5
Expected volatility	26.48%
Risk free interest rates	3.56%
Pure dividend yield rates	2.14%
Repo rates	(0.69%)
Share Value Plan / Deferred Share Value Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares) | shares	0	0
Share Value Plan | Vesting period one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Share Value Plan | Vesting period two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	4 years
Share Value Plan | Vesting period three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	5 years
Share Value Plan | Vesting period four
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	7 years
Share Value Plan | Holding period
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	2 years